Exhibit 99.1

15Ga-1 Representations and Warranties Table (FN1)

Asset Class: CMBS
Name of Issuing Entity	Check if registered	Name of Originator (FN2)	Total Assets in ABS by Originator at time of securitization (FN3)			Assets that Were Subject of Demand (FN3)(FN4)			Assets that Were Repurchased or Replaced (FN3)(FN5)			Assets Pending Repurchase or Replacement (within cure period) (FN6)			Demand in Dispute (FN3) (FN4)(FN7)			Demand Withdrawn (FN3) (FN4)(FN8)			Demand Rejected (FN3) (FN4)(FN9)
			#	$	% of prin. balance	#	$ (FN10)	% of prin. balance (FN11)	#	$ (FN10)	% of prin. balance (FN11)	#	$ (FN10)	% of prin. balance (FN11)	#	$ (FN10)	% of prin. balance (FN11)	#	$ (FN10)	% of prin. balance (FN11)	#	$ (FN10)	% of prin. balance (FN11)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
BBCMS Mortgage Trust 2023-C19, Commercial Mortgage Pass-Through Certificates, Series 2023-C19 (0001966434) (FN12)	X	Starwood Mortgage Capital LLC	2	$ 60,950,000.00	7.2%	1	$ 54,500,000.00	7.4%	-	$ -	0.0%	-	$ -	0.0%	1	$ 54,500,000.00	7.4%	-	$ -	0.0%	-	$ -	0.0%
BMO 2024-5C5 Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2024-5C5 (0002027304) (FN13)	X	Starwood Mortgage Capital LLC	5	$ 159,025,000.00	15.6%	1	$ 33,377,955.01	3.3%	-	$ -	0.0%	-	$ -	0.0%	1	$ 33,377,955.01	3.3%	-	$ -	0.0%	-	$ -	0.0%
Grand Total			7	$ 219,975,000.00		2	$ 87,877,955.01		-	$ -		-	$ -		2	$ 87,877,955.01		-	$ -		-	$ -

FN1: This Form ABS-15G contains all applicable information in our records required to be reported on Form ABS-15G that we know and that is available to us without unreasonable effort or expense in connection with demands for repurchase or replacement of pool assets in Covered Transactions (as defined below) for breaches of representations or warranties. In connection with the preparation of Form ABS 15G, we undertook the following steps to gather the information required by Rule 15Ga-1: (i) identifying all asset-backed securities transactions in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer (“Covered Transactions”) and (ii) performing a diligent search of our records for all relevant information.

FN2: “Originator” generally refers to the party identified in securities offering materials at the time of issuance for purposes of meeting applicable SEC disclosure requirements. Starwood Mortgage Capital LLC (“SMC”) is one of multiple originators of assets held by the issuing entity. Only the originators related to the securitizer’s securitized assets are listed.

FN3: The numbers of assets or demands (shown in columns (d), (g), (j), (m), (p), (s) and (v)) and principal balances (shown in columns (e), (h), (k), (n), (q), (t) and (w)) are with respect to the securitizer’s asset contribution only (without taking into account assets contributed by other securitizers). However, the percentages of principal balances (shown in columns (f), (i), (l), (o), (r), (u) and (x)) are with respect to the entire securitization pool (taking into account assets contributed by other securitizers) and based on (i) an aggregate principal balance at the time of securitization (for column (f)), as shown on the applicable issuing entity’s Form 424B2, and (ii) an aggregate scheduled principal balance as of the most recent distribution date statement (for columns (i) and (r)), as shown on the applicable report of the issuing entity prepared by the certificate administrator (as filed in the applicable issuing entity’s most recent Form 10-D).

FN4: Reflects aggregate numbers for all demand activity shown in this table.

FN5: Includes loans for which the repurchase price or replacement asset was received by the issuing entity during the reporting period. The demand related to loans reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

FN6: Includes loans that are subject to a demand and within the cure period. The demand related to loans reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

FN7: Includes demands received during and prior to the reporting period covered by this Form ABS-15G unless the loan falls into one of the other categories reflected on this chart or the demand was received prior to this reporting period and was finally resolved prior to this reporting period.

FN8: Includes loans for which the buyback demand was withdrawn by the party submitting the demand during the reporting period covered by this Form ABS-15G. Also includes loans that have been cured. The demand related to loans reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

FN9: Includes loans (i) for which a demand was received, a rebuttal was made and there was no response within 90 days of the rebuttal and (ii) for which the related obligor has repaid the loan in full, in each case during the reporting period covered by this Form ABS-15G. The demand related to loans reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

FN10: Principal balance was determined as of the earlier of (i) the principal balance reported in the September 2026 distribution date report and (ii) the principal balance on the distribution date immediately preceding the period for which the distribution date report reflected that the loan was removed from the pool. Liquidated loans reflect amounts received as borrower payments, insurance proceeds and all other liquidation proceeds. All of the balances and loan counts set forth in the exhibit are based on the securitizer’s records and, in certain instances, may differ from balance and loan count information publicly available.

FN11: % of principal balance was calculated by using the principal balance as described in footnote 10 divided by the aggregate principal balance of the pool assets reported in the September 2026 distribution date report. Because the aggregate principal balance of the remaining pool assets may be less than the principal balance of the repurchase demands calculated as described in footnote 10, the percentage shown in this column may exceed 100%.

FN12: K-Star Asset Management LLC (“K-Star”), in its capacity as special servicer of the 2 Executive mortgage loan, in a letter dated September 26, 2025, alleged certain breaches of certain representations made with respect to the 2 Executive mortgage loan in the applicable mortgage loan purchase agreement and requested that SMC take all actions as are required by Section 2.03 of the related pooling and servicing agreement and Section 5 of the related mortgage loan purchase agreement. On March 2, 2026, Computershare Trust Company, National Association, as trustee for the Certificateholders of BBCMS Mortgage Trust 2023-C19, Commercial Mortgage Pass-Through Certificates, Series 2023-C19 (the “Trust”), acting by and through the special servicer for the Trust, K-Star, filed a complaint in the United States District Court, Southern District of New York against SMC, as sponsor, with respect to such alleged breaches of certain representations related to the 2 Executive mortgage loan and requested that SMC repurchase the mortgage loan. As of the date of this report, the allegations set forth in the complaint remain in dispute.

FN13: CWCapital Asset Management LLC (“CWCAM”), in its capacity as special servicer of The Pointe & Oak Shadows mortgage loan, in a letter dated May 26, 2026, alleged certain breaches of certain representations made with respect to The Pointe & Oak Shadows mortgage loan in the applicable mortgage loan purchase agreement and requested that SMC cure the alleged breaches, repurchase The Pointe & Oak Shadows mortgage loan or substitute a qualified substitute mortgage loan for The Pointe & Oak Shadows mortgage loan within the time period set forth in Section 6(e) of the mortgage loan purchase agreement. On September 4, 2026, Computershare Trust Company, National Association, as trustee on behalf of the Registered Holders of BMO 2024-5C5 Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2024-5C5 and the Uncertificated Interest Owners (the “Trust”), acting by and through the special servicer for the Trust, CWCAM, filed a complaint in the Supreme Court of the State of New York against SMC, as sponsor, with respect to such alleged breach of certain representations related to The Pointe & Oak Shadows mortgage loan and requested that SMC repurchase or substitute the mortgage loan in accordance with the applicable mortgage loan purchase agreement, which case was subsequently removed to the United State District Court, Southern District of New York. As of the date of this report, the allegations set forth in the complaint remain in dispute.